Debt, 1st CMBFL Facility (Details) $ in Thousands									12 Months Ended
	Oct. 24, 2025 USD ($)	Oct. 24, 2025 USD ($)	Oct. 17, 2025 USD ($)	Jan. 25, 2024 USD ($)	Jan. 25, 2024 USD ($)	Jan. 23, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt [Abstract]
Proceeds from sale of vessel									$ 19,500	$ 0	$ 0
Repayments of short-term debt									0	28,000	0
Proceeds from short-term debt									$ 0	$ 28,000	$ 0
M/T Julius Caesar [Member]
Debt [Abstract]
Purchase price of vessel			$ 58,155
M/T Legio X Equestris [Member]
Debt [Abstract]
Purchase price of vessel	$ 58,155
1st CMBFL Facility [Member]
Debt [Abstract]
Term of time charter					8 years
Proceeds from sale of vessel				$ 125,000
Amortization of deferred finance fees		$ 2,667
Number of vessels sold | Vessel									2
1st CMBFL Facility [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Purchase price of vessel								$ 48,604
Consideration to be paid if option to buy back vessel is exercised							$ 37,500
Bareboat hire rate per annum							7,300
Proceeds from sale of vessel							62,500
Purchase fees			$ 1,032
1st CMBFL Facility [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Purchase price of vessel						$ 49,272
Consideration to be paid if option to buy back vessel is exercised				37,500	$ 37,500
Bareboat hire rate per annum				$ 7,300	7,300
Proceeds from sale of vessel					62,500
Purchase fees	$ 1,032
HSBC Bridge [Member]
Debt [Abstract]
Repayments of short-term debt					$ 8,000		$ 20,000
Proceeds from short-term debt						$ 8,000		20,000
Maximum borrowing capacity								$ 24,000
Basis spread on variable rate										3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										Term SOFR [Member]
Borrowing fee percentage						1.00%		1.00%